Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Liabilities Abstract
Vacation, convalescence and bonus accruals	$ 528	$ 1,068
Employees and payroll related	639	519
Short term operating lease liabilities	629	617
Accrued expenses and other	1,637	1,523
Accrued expenses and other liabilities, Total	$ 3,433	$ 3,727